Maturities of Debt Securities Classified as Held-to-maturity (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Due within one year	¥ 3,103
Due after one year through five years	2,037
Due after five years through ten years	9,405
Due after ten years	1,966
Total	¥ 16,511	[1]	¥ 26,693	[1]

[1]	The amounts of amortized cost and fair value related to held-to-maturity securities at March 31, 2012 have been revised from the amounts previously disclosed.